23. LEASES (Details) R$ in Millions	Dec. 31, 2018 BRL (R$)
Disclosure of finance lease and operating lease by lessee [line items]
Total	R$ 2,126.4
2019 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	421.7
2020 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	103.7
2021 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	108.4
2022 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	49.4
2023 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	157.3
2024 onwards [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	R$ 1,285.8